Share-based payment plans (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Summary of movement in number and WAEP of stock options
The following table illustrates the number of shares and weighted average exercise prices (WAEP) of, and movements in, founders' warrants, stock options and warrants during the period:

	December 31,
	2017		2018		2019
	Number	WAEP	Number	WAEP	Number	WAEP
Outstanding at January 1,	7,177,500	$3.55	6,197,848	$3.59	5,983,452	$3.50
Granted during the year	230,000	$3.39	250,000	$1.93	312,000	$0.89
Forfeited during the year	(336,365)	$4.75	(269,082)	$2.84	(452,992)	$2.56
Exercised during the year(1)	(431,790)	$2.28	(14,814)	$1.85	—	$—
Expired during the year	(441,497)	$3.25	(180,500)	$5.67	(70,500)	$1.34
Outstanding at period end	6,197,848	$3.59	5,983,452	$3.50	5,771,960	$3.46
Of which, warrants for consultants equivalent to employees	151,500	$3.29	180,500	$2.75	177,500	$2.70
Exercisable at period end	4,900,052	$3.90	5,194,187	$3.62	5,114,422	$3.55
Of which, warrants for consultants equivalent to employees	131,917	$3.51	143,833	$3.11	160,833	$2.84
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(1)	The weighted average share estimated fair value at the dates of exercise of these options was $2.20 in 2018 and $3.49 in 2017.

The following table illustrates the number of, and movements in, restricted shares awards (RSA) during the period:

	December 31,
	2017	2018	2019
Outstanding at January 1,	634,720	1,467,166	2,746,181
Granted during the year	1,002,650	1,803,550	4,180,218
Forfeited during the year	(15,200)	(206,517)	(184,314)
Vested during the year	(155,004)	(318,018)	(858,898)
Outstanding at period end	1,467,166	2,746,181	5,883,187

Fair value assumptions for determining value of the grants
The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2017, 2018 and 2019:

	December 31,
	2017	2018	2019
Dividend yield (%)	—	—	—
Expected volatility (%)	63 - 64	68 - 70	55
Risk–free interest rate (%)	0.43	0	0.00
Assumed annual lapse rate of awards (%)	10 for RSA 2 for stock options, warrants and a limited group of beneficiaries	10 for RSA 2 for stock options, warrants and a limited group of beneficiaries	10 for all except 2 for warrants and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price (€)	2.30	1.08	0.68
Model used	Binomial	Binomial	Binomial

Fair value assumptions for determining value of the grants
The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2017, 2018 and 2019:

	December 31,
	2017	2018	2019
Dividend yield (%)	—	—	—
Expected volatility (%)	63 - 64	68 - 70	55
Risk–free interest rate (%)	0.43	0	0.00
Assumed annual lapse rate of awards (%)	10 for RSA 2 for stock options, warrants and a limited group of beneficiaries	10 for RSA 2 for stock options, warrants and a limited group of beneficiaries	10 for all except 2 for warrants and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price (€)	2.30	1.08	0.68
Model used	Binomial	Binomial	Binomial